ANNUAL
                      REPORT

          September 30, 2000                [GRAPHIC OMITTTED]

       Short Term Government              The Mark of Excellence
                 Income Fund

    Institutional Government
                 Income Fund

           Money Market Fund

                   Bond Fund

             High Yield Fund

Intermediate Term Government
                 Income Fund

                            [GRAPHIC OMITTED] TOUCHSTONE
                            ----------------------------------------------------
                                                                 Family of Funds

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
--------------------------------------------------------------------------------
Management Discussion and Analysis                                           4-5
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         6-7
--------------------------------------------------------------------------------
Statements of Operations                                                     8-9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        10-13
--------------------------------------------------------------------------------
Financial Highlights                                                       14-21
--------------------------------------------------------------------------------
Notes to Financial Statements                                              22-29
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Short Term Government Income Fund                                        30
--------------------------------------------------------------------------------
     Institutional Government Income Fund                                  31-32
--------------------------------------------------------------------------------
     Money Market Fund                                                     33-34
--------------------------------------------------------------------------------
     Bond Fund                                                             35-36
--------------------------------------------------------------------------------
     High Yield Fund                                                       37-38
--------------------------------------------------------------------------------
     Intermediate Term Government Income Fund                                 39
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            40
--------------------------------------------------------------------------------
Report of Independent Auditors                                             41-42
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
================================================================================

[PHOTO]

Dear Fellow Shareholders:

Touchstone is pleased to present Touchstone Investment Trust's annual report for the fiscal year ended September 30, 2000. This report provides financial data and performance information for the Short Term Government Fund, Institutional Government Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund. These Funds represent the six taxable bond and money market products currently offered among the 20 mutual funds which comprise the Touchstone Family of Funds.

A confluence of uncertainties has created confusion, heightened investor anxiety and increased volatility for the financial markets. Foremost among the uncertainties is the extent of the slowdown of the U.S. economy. Investors want a clearer understanding of whether we are gliding into a desirable "soft landing" or something worse. The stock market experienced a particularly difficult September, erasing most of August's strong gains. For the third quarter, the S&P 500 Index decreased 1.0% and the NASDAQ Composite fell 7.4%. Weakness was concentrated in large capitalization technology stocks.

Bonds performed well during the third quarter. It seems that stock market pain resulted in bond market gain. The Lehman Aggregate Bond Index rose 3.0% for the quarter and was up 7.1% through September, easily beating the return of stocks year to date.

Bond investors have been encouraged by the belief that inflationary pressures are easing. With less inflation risk, the Federal Reserve has stopped raising interest rates, ending the upward pressure on short-term yields. Reflecting this brighter inflation outlook, the yield on 2-year Treasuries has fallen to 6.0% from its May high of 6.9%.

Bonds may continue to benefit as global economies slow and inflationary pressures diminish. Credit risks could increase for companies exposed to the economic cycle, however, making bond selection more important. Bond investors will closely monitor fiscal initiatives undertaken by the next President and Congress. Major new spending programs or large tax cuts likely will have a negative impact on interest rates. In the near term, a heavy calendar of new bond offerings may temporarily increase yields as this supply is digested. These events will present inefficiencies in the bond markets and opportunities for investors.

Touchstone remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

BOND FUND

The severe gyrations in the bond market presented an extremely difficult environment in which to manage bonds. The sharp reversal in the general direction of interest rates, together with an inverted yield curve and sharply wider yield spreads were all contributing factors. To perform well during the year, it was imperative to own long-term U.S. Treasury securities at the expense of similar maturity corporate bonds, particularly during the January to June period. For the year ended September 30, 2000, the Fund's total return (excluding the impact of applicable sales loads) was 5.50% as compared to 6.99% for the Lehman Brothers Aggregate Bond Index.

When the fiscal year began, interest rates were rising due to the resolve of the Federal Reserve to slow very strong economic growth. The Fed funds rate rose from 5.25% to 6.50% throughout the year in four separate steps. The ten year U.S. Treasury began the fiscal year with a yield-to-maturity of 5.88% and quickly rose to 6.79% by late January. With the economy still strong and the Fed tightening credit, interest rates were widely expected to continue moving higher. Instead, they staged a dramatic reversal instigated by a drop in yield of long-term U.S. Treasury bonds. By fiscal year-end, the ten year yield had returned to approximately the same level as the start of the year. Rising short rates and lower long rates resulted in what is known as an inverted yield curve. Typically, short rates are lower, but on May 1, 2000, the two year U.S. Treasury yielded 0.73% more than the thirty year. Finally, spread sectors continued to face difficulty as they have for the past three years. The preferred strategy during the year was to have a bias toward U.S. Treasury securities.

Much of the year has been spent increasing liquidity in the portfolio. During times of general market unease, liquid bonds tend to perform better. We have also instituted a more systematic approach to our investment decision-making process. Our philosophy is to position the portfolio for incremental returns and reduce the risk of staying with a losing position. The increased liquidity will also allow us to be nimble in what appears to be an increasingly volatile market.

As we begin a new fiscal year, we are, indeed, seeing signs that the work of the Federal Reserve has paid off. The economy is slowing. Higher oil prices, along with a falling stock market, have also helped slow the economy. With interest rates poised to fall, we will lean toward a duration target longer than the index. Typically associated with lower rates is a steeper yield curve. To position for this, we will overweight intermediate maturity bonds. Finally, with an increasing number of companies reporting negative earnings and a general feeling of risk aversion, yield spreads are likely to remain at very wide levels. We will monitor spreads closely for a clue as to when to increase our exposure to Agency, corporate and MBS securities.

HIGH YIELD FUND

The Touchstone High Yield Fund began operation on May 1, 2000 resulting in a partial year's performance. Since inception, the Fund has generated a total return of 4.20%, which compares favorably to the return of the Merrill Lynch High Yield Master Index of 2.45%. Positive relative performance resulted from a higher quality bias and a reasonably large underweight of telecom and steel paper, which performed poorly. Relative performance was further aided by an overweight of healthcare and utility credits while exposure to the auto sector detracted from performance.

The difficulties in the High Yield market continued throughout fiscal 2000 as spreads widened further due to an increasing level of defaults, poor liquidity and reduced access to capital for issuers. The average spread on the Merrill Lynch High Yield Master Index widened by over 180 basis points throughout the year and ended the year at +661, the widest level seen in nearly ten years. At the end of September, 2000, Moody's trailing 12 month default rate stood at 5.1% of issuers and 5.5% of principal, down from recent peaks of 6.0% of issuers (September, 1999) and 8.2% of principal (November, 1999), respectively. Concerns over a slowing economy have added additional uncertainty to a somewhat fragile market.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

In general, the Touchstone High Yield Fund maintains a higher quality bias de-emphasizing deferred pay securities and emerging market debt. The portfolio will continue to emphasize quality and maintain an underweight with respect to telecommunications and cyclicals. These sectors have been and will continue to be extremely volatile resulting in inadequate return for the inherent risk. Reduced access to capital will continue to plague telecommunications issuers while a softening economy will be unkind to cyclicals. We will continue to overweight industries that tend to be more stable and predictable and provide adequate compensation for risk borne. We believe that our style is ideally positioned given the current state of uncertainty in the High Yield market.

The outlook for the High Yield market remains difficult since the issues present in 2000 will likely continue through 2001. In fact Moody's anticipates a sharp rise in the default rate over the next 12 months, perhaps as high as 6.0% of issuers by year-end and 8.4% of issuers by September, 2001. Continued lack of liquidity and limited access to capital may prevent significant returns beyond the yields offered in the market. These issues notwithstanding, yields available in the market appear to adequately discount most reasonable expectations and should provide an attractive return profile. Although many strategists see significant opportunity for material capital appreciation over the next twelve months, we remain somewhat more cautious but believe the market to be appropriately valued.


INTERMEDIATE TERM GOVERNMENT INCOME FUND

Fiscal 2000 was another volatile year in the fixed income markets. The interest rate on the benchmark 10-year Treasury bond vacillated in a 120 basis point (bp) range, only to end the fiscal year 8 bps lower than where it began. Not only did we see substantial day-to-day volatility in 10-year rates, but we also experienced dramatic changes in the shape of the yield curve. The difference in yield between the 30-year Treasury bond and the 2-year Treasury note (a proxy for the slope of the yield curve) began the year at +45 bps, inverted to 76 bps by mid-year, then ended the year at 9 bps. For the fiscal year ended September 30, 2000, the Fund's total return (excluding the impact of applicable sales loads) was 5.29% as compared to 6.21% for the Lehman Brothers Intermediate Government Bond Index.

During the year we witnessed dramatic changes in the basis, or spread, of mortgage-backed securities, asset-backed securities, corporate securities and agency debentures. Mortgage- and asset-backed securities generated positive excess returns versus Treasury securities while agency debentures and corporate securities underperformed Treasuries. The intra-month swings in sector valuation made sector positioning a critical component of performance.

The Fund's sector allocation positively impacted performance as our mortgage exposure made a significant contribution to the Fund's return. We reduced our agency debenture position and bolstered or Treasury component before mid-year, again aiding performance. Our weakness was duration positioning. Midway through the fiscal year we shortened the Fund's duration (decreased its risk profile). Subsequently, the yield on the 10-year Treasury rallied almost 100 bps before we covered our short duration position. This impact of our duration positioning eroded the positive performance generated by our sector positioning and caused us to underperform versus our peers.

We have recently been working to enhance our total return portfolio management process, melding the best ideas of three total return managers from different backgrounds. We are excited about the changes and feel that we have greatly improved the portfolio management process, incorporating a multi-faceted strategy for capturing excess returns. This strategy employs an enhanced level of detail and greater discipline and should work to generate superior relative returns over the coming quarters.


                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

==========================================================================================================
                                                                        SHORT TERM  INSTITUTIONAL  MONEY
                                                                        GOVERNMENT    GOVERNMENT   MARKET
(000's)                                                                 INCOME FUND  INCOME FUND    FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ..................................................   $ 16,036    $ 38,176    $ 42,549
                                                                          ================================
   At market value (Note 2) ...........................................   $ 16,036    $ 38,176    $ 42,549
Repurchase agreements (Note 2) ........................................     63,531      19,593          --
Cash ..................................................................         17          10          57
Interest receivable ...................................................        282         560         327
Other assets ..........................................................         76           5          21
                                                                          --------------------------------
TOTAL ASSETS ..........................................................     79,942      58,344      42,954
                                                                          --------------------------------

LIABILITIES
Dividends payable .....................................................          5          24           7
Payable to affiliates (Note 4) ........................................         60          11           8
Other accrued expenses and liabilities ................................          7           3           4
                                                                          --------------------------------
TOTAL LIABILITIES .....................................................         72          38          19
                                                                          --------------------------------

NET ASSETS ............................................................   $ 79,870    $ 58,306    $ 42,935
                                                                          ================================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $ 79,874    $ 58,328    $ 42,946
Accumulated net realized losses from security transactions ............         (4)        (22)        (11)
                                                                          --------------------------------

NET ASSETS ............................................................   $ 79,870    $ 58,306    $ 42,935
                                                                          ================================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5) .....     79,874      58,328      42,946
                                                                          ================================

Net asset value, offering price and redemption price per share (Note 2)   $   1.00    $   1.00    $   1.00
                                                                          ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

=====================================================================================================
                                                                                         INTERMEDIATE
                                                                                   HIGH      TERM
                                                                       BOND       YIELD   GOVERNMENT
(000's)                                                                FUND        FUND   INCOME FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 22,892    $  7,199   $ 35,898
                                                                     ===============================
   At market value (Note 2) ......................................   $ 22,619    $  7,253   $ 35,417
Cash .............................................................      2,617         116          5
Interest and principal paydowns receivable .......................        319         180        514
Receivable for capital shares sold ...............................          2          --          5
Receivable from affiliates (Note 4) ..............................         15          --         --
Other assets .....................................................         --          35         21
                                                                     -------------------------------
TOTAL ASSETS .....................................................     25,572       7,584     35,962
                                                                     -------------------------------

LIABILITIES
Dividends payable ................................................          4          --         21
Payable for securities purchased .................................      2,393         240         --
Payable for capital shares redeemed ..............................         --          --         19
Payable to affiliates (Note 4) ...................................         --          --         24
Other accrued expenses and liabilities ...........................         97           5          2
                                                                     -------------------------------
TOTAL LIABILITIES ................................................      2,494         245         66
                                                                     -------------------------------

NET ASSETS .......................................................   $ 23,078    $  7,339   $ 35,896
                                                                     ===============================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 25,888    $  7,277   $ 39,211
Undistributed net investment income ..............................         29          --         --
Accumulated net realized gains (losses) from security transactions     (2,566)          8     (2,834)
Net unrealized appreciation (depreciation) on investments ........       (273)         54       (481)
                                                                     -------------------------------

NET ASSETS .......................................................   $ 23,078    $  7,339   $ 35,896
                                                                     ===============================

PRICING OF CLASS A SHARES

Net assets attributable to Class A shares ........................   $ 22,086    $  7,327   $ 35,896
                                                                     ===============================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5)       2,325         726      3,495
                                                                     ===============================
Net asset value and redemption price per share (Note 2) ..........   $   9.50    $  10.09   $  10.27
                                                                     ===============================
Maximum offering price per share (Note 2) ........................   $   9.97    $  10.59   $  10.78
                                                                     ===============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ........................   $    992    $     12
                                                                     ====================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) (Note 5)         109           1
                                                                     ====================
Net asset value (Note 2) .........................................   $   9.07    $  10.11
                                                                     ====================
Maximum offering price per share* (Note 2) .......................   $   9.18    $  10.24
                                                                     ====================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000
================================================================================
                                              SHORT TERM  INSTITUTIONAL   MONEY
                                              GOVERNMENT   GOVERNMENT    MARKET
(000's)                                       INCOME FUND  INCOME FUND    FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................  $ 6,035     $ 3,401     $ 2,171
                                                -------------------------------
EXPENSES
Investment advisory fees (Note 4) ............      493         111         170
Transfer agent fees (Note 4) .................      185          20          74
Distribution expenses (Note 4) ...............      116           7           9
Postage and supplies .........................       48           9          30
Accounting services fees (Note 4) ............       34          28          24
Custodian fees ...............................       44          28          28
Registration fees ............................       28           9          19
Professional fees ............................       15          15          15
Standard & Poor's rating expense .............        4           4          --
Trustees' fees and expenses ..................        6           6           6
Reports to shareholders ......................        8           2           3
Amortization of organization costs (Note 2) ..       --          --           6
Other expenses ...............................        7           1          --
                                                -------------------------------
TOTAL EXPENSES ...............................      988         240         384
Fees waived by the Adviser (Note 4) ..........       --         (18)       (163)
                                                -------------------------------
NET EXPENSES .................................      988         222         221
                                                -------------------------------

NET INVESTMENT INCOME ........................    5,047       3,179       1,950
                                                -------------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS       (4)         --          --
                                                ===============================

NET INCREASE IN NET ASSETS FROM OPERATIONS ...  $ 5,043     $ 3,179     $ 1,950
                                                ===============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

======================================================================================================
                                                                                          INTERMEDIATE
                                                                                  HIGH        TERM
                                                                BOND             YIELD     GOVERNMENT
                                                                FUND              FUND     INCOME FUND
------------------------------------------------------------------------------------------------------
                                                         PERIOD        YEAR      PERIOD        YEAR
                                                          ENDED       ENDED       ENDED       ENDED
                                                        SEPT. 30,    DEC. 31,   SEPT. 30,    SEPT. 30,
(000's)                                                  2000(A)       1999      2000(A)       2000
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ......................................   $ 1,099     $ 1,262     $   263     $ 2,561
Dividend Income ......................................        25          86          --          --
                                                         -------------------------------------------
Total Investment Income ..............................     1,124       1,348         263       2,561
                                                         -------------------------------------------

EXPENSES
Investment advisory fees (Note 4) ....................        83         109          18         187
Accounting services fees (Note 4) ....................        --          --          14          24
Sponsor fees (Note 4) ................................        32          39          --          --
Distribution expenses, Class A (Note 4) ..............        27          12          --          44
Distribution expenses, Class C (Note 4) ..............         7          10          --          --
Transfer agent fees, Common (Note 4) .................        41          75          --          --
Transfer agent fees, Class A (Note 4) ................        --          --           5          34
Transfer agent fees, Class C (Note 4) ................        --          --           5          --
Professional fees ....................................         4          15           2          14
Registration fees, Common ............................        32          21          --          17
Registration fees, Class A ...........................        --          --           3           1
Registration fees, Class C ...........................        --          --           3          --
Postage and supplies .................................        --          --          --          21
Trustees' fees and expenses ..........................         4           2           2           6
Custodian fees .......................................        86         105           2          13
Amortization of organization costs ...................        --           7          --          --
Reports to shareholders ..............................         7          23          --           4
Other expenses .......................................        12           1          --           6
                                                         -------------------------------------------
TOTAL EXPENSES .......................................       335         419          54         371
Fees waived and/or common expenses reimbursed by the
   Adviser (Note 4) ..................................      (197)       (269)        (18)         --
Class A expenses reimbursed by the Adviser (Note 4) ..        --          --          (4)         --
                                                         -------------------------------------------

NET EXPENSES .........................................       138         150          32         371
                                                         -------------------------------------------

NET INVESTMENT INCOME ................................       986       1,198         231       2,190
                                                         -------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions      (646)       (348)          8        (480)
Net change in unrealized appreciation/depreciation
   on investments ....................................       872      (1,154)         54         193
                                                         -------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ....................................       226      (1,502)         62        (287)
                                                         -------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...........   $ 1,212     $  (304)    $   293     $ 1,903
                                                         ===========================================

(A) Represents the period from January 1, 2000 through September 30, 2000 and the High Yield Fund which represents the period from May 1, 2000 for the Bond Fund and May 23, 2000 for Class A and Class C shares, respectively, through September 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================
                                                           SHORT TERM               INSTITUTIONAL
                                                           GOVERNMENT                GOVERNMENT
                                                           INCOME FUND               INCOME FUND
------------------------------------------------------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR
                                                       ENDED        ENDED        ENDED        ENDED
                                                      SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
(000's)                                                 2000         1999         2000         1999
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ............................   $   5,047    $   4,364    $   3,179    $   2,134
Net realized losses from security transactions ...          (4)          --           --           --
                                                     ------------------------------------------------
Net increase in net assets from operations .......       5,043        4,364        3,179        2,134
                                                     ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .......................      (5,047)      (4,364)      (3,179)      (2,134)
                                                     ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold ........................     536,534      354,333      135,318       83,427
Reinvested distributions .........................       4,816        4,260        2,851        1,889
Payments for shares redeemed .....................    (571,536)    (351,014)    (129,711)     (80,265)
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ............................     (30,186)       7,579        8,458        5,051
                                                     ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     (30,190)       7,579        8,458        5,051

NET ASSETS
Beginning of year ................................     110,060      102,481       49,848       44,797
                                                     ------------------------------------------------
End of year ......................................   $  79,870    $ 110,060    $  58,306    $  49,848
                                                     ================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=======================================================================================
                                                                        MONEY
                                                                        MARKET
                                                                         FUND
---------------------------------------------------------------------------------------
                                                                   YEAR         YEAR
                                                                  ENDED        ENDED
                                                                 SEPT. 30,    SEPT. 30,
(000's)                                                            2000         1999
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .......................................   $   1,950    $   1,272
Net realized losses from security transactions ..............          --           (5)
                                                                ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .......       1,950        1,267
                                                                ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..................................      (1,950)      (1,272)
                                                                ------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold ...................................     125,641       68,597
Reinvested distributions ....................................       1,860          781
Payments for shares redeemed ................................    (107,764)     (64,667)
                                                                ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      19,737        4,711
                                                                ----------------------

TOTAL INCREASE IN NET ASSETS ................................      19,737        4,706
                                                                ----------------------

NET ASSETS
Beginning of period .........................................      23,198       18,492
                                                                ----------------------
End of period ...............................................   $  42,935    $  23,198
                                                                ======================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================
                                                                                   BOND FUND
---------------------------------------------------------------------------------------------------------
                                                                      NINE MONTHS     YEAR        YEAR
                                                                         ENDED       ENDED       ENDED
                                                                        SEPT. 30,   DEC. 31,    DEC. 31,
(000's)                                                                   2000        1999        1998
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $    986    $  1,198    $    218
Net realized losses from security transactions ......................       (646)       (348)         67
Net change in unrealized appreciation/depreciation on investments ...        872      (1,154)         37
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............      1,212        (304)        322
                                                                        --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .................................       (752)       (314)       (220)
From net investment income, Class C .................................        (44)        (64)         --
From net investment income, Class Y .................................       (193)       (832)         --
Distributions in excess of net investment income, Class A ...........         --          (2)         (4)
Distributions in excess of net investment income, Class Y ...........         --          (5)         --
From net realized capital gains, Class A ............................         --          --         (53)
Return of capital distributions, Class A ............................         --         (34)         --
Return of capital distributions, Class C ............................         --          (8)         --
Return of capital distributions, Class Y ............................         --         (79)         --
                                                                        --------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...........       (989)     (1,338)       (277)
                                                                        --------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ...........................................     16,302       1,368       4,528
Capital contribution from acquisition (Note 7) ......................      3,705          --          --
Capital contribution from Class Y (Note 7) ..........................     14,078          --          --
Reinvested distributions ............................................        733         342         272
Payments for shares redeemed ........................................    (17,333)     (1,898)     (1,606)
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS     17,485        (188)      3,194
                                                                        --------------------------------

CLASS C
Proceeds from shares sold ...........................................        211         346          --
Capital contribution (Note 7) .......................................         --       1,140          --
Reinvested distributions ............................................         41          70          --
Payments for shares redeemed ........................................       (252)       (459)         --
                                                                        --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS ..........         --       1,097          --
                                                                        --------------------------------

CLASS Y
Capital contribution (Note 7) .......................................         --      14,150          --
Reinvested distributions ............................................        192         915          --
Payments for capital contribution to Class A (Note 7) ...............    (14,078)         --          --
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS    (13,886)     15,065          --
                                                                        --------------------------------

TOTAL INCREASE IN NET ASSETS ........................................      3,822      14,332       3,239
                                                                        --------------------------------

NET ASSETS
Beginning of period .................................................     19,256       4,924       1,685
                                                                        --------------------------------
End of period .......................................................   $ 23,078    $ 19,256    $  4,924
                                                                        ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

=========================================================================================================
                                                                          HIGH       INTERMEDIATE TERM
                                                                         YIELD          GOVERNMENT
                                                                          FUND          INCOME FUND
---------------------------------------------------------------------------------------------------------
                                                                         PERIOD       YEAR        YEAR
                                                                          ENDED      ENDED       ENDED
                                                                        SEPT. 30,   SEPT. 30,   SEPT. 30,
(000's)                                                                  2000(A)      2000        1999
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...............................................   $    231    $  2,190    $  2,585
Net realized gains (losses) from security transactions ..............          8        (480)        390
Net change in unrealized appreciation/depreciation on investments ...         54         193      (3,884)
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............        293       1,903        (909)
                                                                        --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..........................................       (231)     (2,190)     (2,585)
                                                                        --------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ...........................................      7,038       7,236      12,477
Reinvested distributions ............................................        231       1,906       2,271
Payments for shares redeemed ........................................         (3)    (18,019)    (17,362)
                                                                        --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      7,266      (8,877)     (2,614)
                                                                        --------------------------------

CLASS C
Proceeds from shares sold ...........................................         12          --          --
Reinvested distributions ............................................         --          --          --
Payments for shares redeemed ........................................         (1)         --          --
                                                                        --------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........         11          --          --
                                                                        --------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................      7,339      (9,164)     (6,108)

NET ASSETS
Beginning of period .................................................         --      45,060      51,168
                                                                        --------------------------------
End of period .......................................................   $  7,339    $ 35,896    $ 45,060
                                                                        ================================

(A) Represents the period from the initial public offering of shares (May 1, 2000 and May 23, 2000) for Class A and Class C shares, respectively, through September 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED SEPTEMBER 30,
                                                 -----------------------------------------------------------------
                                                    2000         1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........   $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                 ----------------------------------------------------------------

Net investment income ........................       0.049        0.040         0.046         0.044         0.044
                                                 ----------------------------------------------------------------

Dividends from net investment income .........      (0.049)      (0.040)       (0.046)       (0.044)       (0.044)
                                                 ----------------------------------------------------------------

Net asset value at end of year ...............   $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                 ================================================================

Total return .................................       5.02%        4.02%         4.74%         4.53%         4.51%
                                                 ================================================================

Net assets at end of year (000's) ............   $  79,870    $ 110,060     $ 102,481     $  96,797     $  91,439
                                                 ================================================================

Ratio of net expenses to average net assets(A)       0.95%        0.95%         0.91%         0.97%         0.99%

Ratio of net investment income to average
   net assets ................................       4.86%        3.95%         4.63%         4.43%         4.42%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998 (Note
     4).

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED SEPTEMBER 30,
                                                 -----------------------------------------------------------------
                                                    2000         1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........   $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                 ----------------------------------------------------------------

Net investment income ........................       0.057        0.047         0.052         0.051         0.051
                                                 ----------------------------------------------------------------

Dividends from net investment income .........      (0.057)      (0.047)       (0.052)       (0.051)       (0.051)
                                                 ----------------------------------------------------------------

Net asset value at end of year ...............   $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                 ================================================================

Total return .................................       5.83%        4.78%         5.30%         5.17%         5.18%
                                                 ================================================================

Net assets at end of year (000's) ............   $  58,306    $  49,848     $  44,797     $  61,248     $  39,382
                                                 ================================================================

Ratio of net expenses to average net assets(A)       0.40%        0.40%         0.40%         0.40%         0.40%

Ratio of net investment income to average
   net assets ................................       5.73%        4.68%         5.17%         5.07%         5.06%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.43%, 0.47%, 0.45%, 0.45% and 0.49% for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 4).

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ONE
                                                         YEAR         YEAR         YEAR       MONTH           YEAR        PERIOD
                                                        ENDED        ENDED        ENDED       ENDED          ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,   SEPT. 30,      AUG. 31,     AUG. 31,
                                                         2000         1999         1998       1997(A)         1997       1996(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $    1.00    $    1.00    $    1.00    $    1.00     $    1.00    $    1.00
                                                      ---------------------------------------------------------------------------

Net investment income ..............................      0.056        0.046        0.050        0.004         0.050        0.046(C)
                                                      ---------------------------------------------------------------------------

Dividends from net investment income ...............     (0.056)      (0.046)      (0.050)      (0.004)       (0.050)      (0.046)
                                                      ---------------------------------------------------------------------------

Net asset value at end of period ...................  $    1.00    $    1.00    $    1.00    $    1.00     $    1.00    $    1.00
                                                      ===========================================================================

Total return .......................................      5.79%        4.74%        5.07%        4.99%(E)      5.14%        4.70%
                                                      ===========================================================================

Net assets at end of period (000's) ................  $  42,935    $  23,198    $  18,492    $  73,821     $  94,569    $  76,363
                                                      ===========================================================================

Ratio of net expenses to average net assets(D) .....      0.65%        0.65%        0.79%        0.80%(E)      0.65%        0.65%(E)

Ratio of net investment income to average net assets      5.75%        4.63%        4.95%        4.99%(E)      5.03%        4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.13%, 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 2000, 1999 and August 31, 1997 and 1996, respectively (Note 4).

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                      NINE MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                        2000(E)       1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.47     $  10.39     $  10.22     $  10.17     $  10.61     $   9.88
                                                       -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ...........................       0.48         0.59         0.55         0.61         0.71         0.56
   Net realized and unrealized gains (losses)
      on investments ...............................       0.03        (0.76)        0.30         0.11        (0.43)        1.07
                                                       -------------------------------------------------------------------------
Total from investment operations ...................       0.51        (0.17)        0.85         0.72         0.28         1.63
                                                       -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.48)       (0.68)       (0.57)       (0.66)       (0.70)       (0.86)
   Distributions from net realized gains ...........         --           --        (0.11)       (0.01)       (0.02)       (0.04)
   Return of capital ...............................         --        (0.07)          --           --           --           --
                                                       -------------------------------------------------------------------------
Total distributions ................................      (0.48)       (0.75)       (0.68)       (0.67)       (0.72)       (0.90)
                                                       -------------------------------------------------------------------------

Net asset value at end of period ...................   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                                       =========================================================================

Total return(A) ....................................      5.50%(D)    (1.68%)       8.56%        7.30%        2.85%       16.95%
                                                       =========================================================================

Net assets at end of period (000's) ................   $ 22,086     $  4,310     $  4,924     $  1,685     $    821     $    523
                                                       =========================================================================

Ratio of net expenses to average net assets(B) .....      0.90%(C)     0.90%        0.90%        0.90%        0.90%        0.90%

Ratio of net investment income to average net assets      6.16%(C)     5.92%        5.68%        6.08%        6.01%        6.21%

Portfolio turnover rate ............................       126%(C)       57%         170%          88%          64%          78%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.14%(C) for the nine months ended September 30, 2000, 2.26%, 4.13%, 7.13%, 13.61% and 29.29% for the years ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).

(C)  Annualized.

(D)  Not annualized.

(E) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      NINE MONTHS        YEAR
                                                        ENDED           ENDED
                                                       SEPT. 30,       DEC. 31,
                                                         2000          1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.15       $   10.08
                                                       ------------------------

Income from investment operations:
   Net investment income ...........................       0.37            0.51
   Net realized and unrealized loss on investments .      (0.03)          (0.75)
                                                       ------------------------
Total from investment operations ...................       0.34           (0.24)
                                                       ------------------------

Less distributions:
   Dividends from net investment income ............      (0.42)          (0.62)
   Return of capital ...............................         --           (0.07)
                                                       ------------------------
Total distributions ................................      (0.42)          (0.69)
                                                       ------------------------

Net asset value at end of period ...................   $   9.07       $    9.15
                                                       ========================

Total return(B) ....................................      3.87%(E)       (2.41%)
                                                       ========================

Net assets at end of period (000s) .................   $    992       $     998
                                                       ========================

Ratio of net expenses to average net assets(C) .....      1.65%(D)        1.65%

Ratio of net investment income to average net assets      5.41%(D)        5.18%

Portfolio turnover rate ............................       126%(D)         120%

(A)  The Class commenced operations on January 1, 1999.

(B) The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown.

(C) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.89%(D) and 3.01% for the nine months end September 30, 2000 and the year ended December 31, 1999.

(D)  Annualized.

(E)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2000(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........................   $   10.00
                                                                    ---------

Income from investment operations:
   Net investment income ........................................        0.33
   Net realized and unrealized gains on investments .............        0.09
                                                                    ---------
Total from investment operations ................................        0.42
                                                                    ---------

Less distributions:
   Dividends from net investment income .........................       (0.33)
                                                                    ---------

Net asset value at end of period ................................   $   10.09
                                                                    =========

Total return(B) .................................................       4.20%
                                                                    =========

Net assets at end of period (000's) .............................   $   7,327
                                                                    =========

Ratio of net expenses to average net assets(c) ..................       1.04%(D)

Ratio of net investment income to average net assets ............       7.77%(D)

Portfolio turnover rate .........................................         13%(D)

(A) Represents the period from the initial public offering (May 1, 2000) through September 30, 2000.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 1.78%(D) for the period ended September 30, 2000.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2000(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $    10.00
                                                                   ----------

Income from investment operations:
   Net investment income .......................................         0.27
   Net realized and unrealized gains on investments ............         0.15
                                                                   ----------
Total from investment operations ...............................         0.42
                                                                   ----------

Less distributions:
   Dividends from net investment income ........................        (0.27)
   Distributions in excess of net investment income ............        (0.04)
                                                                   ----------
Total distributions ............................................        (0.31)
                                                                   ----------

Net asset value at end of period ...............................   $    10.11
                                                                   ==========

Total return(B) ................................................        4.21%
                                                                   ==========

Net assets at end of period (000's) ............................   $       12
                                                                   ==========

Ratio of net expenses to average net assets ....................        1.80%(D)

Ratio of net investment income to average net assets ...........        7.91%(D)

Portfolio turnover rate ........................................          13%(D)

(A) Represents the period from the initial public offering (May 23, 2000) through September 30, 2000.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.82%(D) for the period ended September 30, 2000.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED SEPTEMBER 30,
                                                ------------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........   $   10.34     $   11.15     $   10.67     $   10.49     $   10.73
                                                -----------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ....................        0.59          0.60          0.61          0.61          0.61
   Net realized and unrealized gains (losses)
      on investments ........................       (0.07)        (0.81)         0.48          0.18         (0.24)
                                                -----------------------------------------------------------------
Total from investment operations ............        0.52         (0.21)         1.09          0.79          0.37
                                                -----------------------------------------------------------------

Dividends from net investment income ........       (0.59)        (0.60)        (0.61)        (0.61)        (0.61)
                                                -----------------------------------------------------------------

Net asset value at end of year ..............   $   10.27     $   10.34     $   11.15     $   10.67     $   10.49
                                                =================================================================

Total return(A) .............................       5.29%        (1.93%)       10.54%         7.74%         3.55%
                                                =================================================================

Net assets at end of year (000's) ...........   $  35,896     $  45,060     $  51,168     $  53,033     $  56,095
                                                =================================================================

Ratio of net expenses to average net assets .       0.99%         0.99%         0.99%         0.99%         0.99%

Ratio of net investment income to
   average net assets .......................       5.87%         5.59%         5.64%         5.78%         5.75%

Portfolio turnover rate .....................         27%           58%           29%           49%           70%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000
================================================================================

1.   ORGANIZATION

The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund (individually, a Fund and, collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Bond Fund seeks high current income consistent with the preservation of capital, by investing in investment grade debt securities in corporate debt securities, U.S. Government securities and asset-backed securities. The Fund expects to have an average effective maturity between 5 and 15 years.

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations having an effective maturity of twenty years or less with a dollar-weighted effective average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

Prior to May 1, 2000, the Bond Fund was part of the Touchstone Series Trust, a Massachusetts Business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Bond Fund was merged into the Investment Trust and the Touchstone Series Trust was dissolved (Note 7).

The Bond Fund, High Yield Fund and Intermediate Term Government Income Fund are each authorized to offer two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Bond Fund's custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Bond Fund's administrator, custodian and fund accounting services provider. The fee is a unified rate and therefore each expense can not be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Bond Fund and the High Yield Fund are calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and the Intermediate Term Government Income Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and the Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Bond Fund and the High Yield Fund and shares of the Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Bond Fund and the High Yield Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class C shares of the Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Bond Fund and the High Yield Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund in connection with the organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 2000, the Institutional Government Income Fund, Money Market Fund, Intermediate Term Government Income Fund and Bond Fund had capital loss carryforwards for federal income tax purposes of $22,343, $11,344 and $2,353,349, respectively, none of which expire prior to September 30, 2002. In addition, the Short Term Government Income Fund and Intermediate Term Government Income Fund elected to defer until its subsequent tax year $ 3,469, $481,364 and $959,059, respectively, of capital losses incurred after October 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2000:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                                             HIGH        TERM
                                                 BOND       YIELD     GOVERNMENT
(000's)                                          FUND        FUND    INCOME FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ..............   $    199    $    177    $    127
Gross unrealized depreciation ..............   $   (472)       (123)       (608)
                                               --------------------------------
Net unrealized appreciation (depreciation) .   $   (273)   $     54    $   (481)
                                               ================================

Federal income tax cost ....................   $ 22,892    $  7,199    $ 35,898
                                               ================================
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended September 30, 2000:

------------------------------------------------------------------------------------------------
                                                                                    INTERMEDIATE
                                                                              HIGH      TERM
                                                                   BOND      YIELD   GOVERNMENT
(000's)                                                            FUND       FUND   INCOME FUND
------------------------------------------------------------------------------------------------
Purchases of investment securities ...........................   $ 19,517   $  7,226   $  9,462
                                                                 ------------------------------
Proceeds from sales and maturities of investment securities ..   $ 18,851   $    303   $ 18,640
                                                                 ------------------------------
------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter) the Trust's principal underwriter and Integrated Fund Services, Inc. (IFS), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and IFS are each a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund, Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

In order to voluntarily reduce operating expenses during the year ended September 30, 2000, the Adviser waived $17,803 of its advisory fees for the Institutional Government Income Fund; waived $162,682 of its advisory fees for the Money Market Fund; waived $31,708 of sponsor fees and reimbursed other operating expenses of $165,781 for the Bond Fund; and waived its advisory fees of $17,711 and reimbursed other operating expenses of $4,230 for the High Yield Fund.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net asset levels, of $2,500 from the Short Term Government Income Fund and Institutional Government Income Fund, $2,000 from each of the Money Market Fund and Intermediate Term Government Income Fund and $3,000 from the High Yield Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Underwriter earned $955, $62 and $9,010 from underwriting and broker commissions on the sale of shares of the Bond Fund, High Yield Fund and Intermediate Term Government Income Fund, respectively, for the year ended September 30, 2000.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution under which shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.35% of average daily net assets attributable to such shares, except for the Institutional Government Income Fund for which the annual limitation is 0.10% of average daily net assets.

SPONSOR AGREEMENT

The Trust, on behalf of the Bond Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Bond Fund, including the Bond Fund's administrator and custodian. The Adviser receives a fee from the Bond Fund equal on an annual basis to 0.20% of the average daily net assets of the Fund. The Adviser waived all fees under the Sponsor Agreement through September 30, 2000.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------------------------------------------
                                                 BOND                          BOND                    BOND
                                                 FUND                          FUND                    FUND
                                                CLASS A                       CLASS C                 CLASS Y
--------------------------------------------------------------------------------------------------------------------
                                   NINE MONTHS    YEAR        YEAR     NINE MONTHS    YEAR     NINE MONTHS    YEAR
                                     ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                    SEPT. 30,   DEC. 31,    DEC. 31,    SEPT. 30,   DEC. 31,    SEPT. 30,   DEC. 31,
(000's)                               2000        1999        1998        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------
Capital contribution (Note 7) ...       --          --          --          --         113          --       1,000
Shares sold .....................    1,733         137         437          23          36          --          --
Issued in acquisition ...........      399          --          --          --          --          --          --
Shares reinvested ...............       78          35          26           5           7          15          68
Class Y contribution to
   Class A (Note 7) .............    1,509          --          --          --          --      (1,083)         --
Shares redeemed .................   (1,849)       (191)       (154)        (28)        (47)         --          --
                                    ------------------------------------------------------------------------------
Net increase (decrease) in shares
   outstanding ..................    1,870         (19)        309          --          (4)     (1,068)         68
                                    ------------------------------------------------------------------------------
Shares outstanding, beginning
   of period ....................      455         474         165         109          --       1,068          --
                                    ------------------------------------------------------------------------------
Shares outstanding, end
   of period ....................    2,325         455         474         109         109          --       1,068
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                              HIGH YIELD  HIGH YIELD  INTERMEDIATE TERM
                                                 FUND       FUND         GOVERNMENT
                                                CLASS A    CLASS C       INCOME FUND
------------------------------------------------------------------------------------------
                                                PERIOD     PERIOD      YEAR        YEAR
                                                 ENDED      ENDED     ENDED       ENDED
                                               Sept. 30,  Sept. 30,  Sept. 30,   Sept. 30,
(000's)                                         2000(A)    2000(A)     2000        1999
------------------------------------------------------------------------------------------
Shares sold .................................      703          1        713       1,170
Issued in acquisition .......................       --         --         --          --
Shares reinvested ...........................       23         --(B)     187         213
Shares redeemed .............................       --         --(B)  (1,762)     (1,614)
                                                ----------------------------------------
Net increase (decrease) in shares outstanding      726          1       (862)       (231)
Shares outstanding, beginning of period .....       --         --      4,357       4,588
                                                ----------------------------------------
Shares outstanding, end of period ...........      726          1      3,495       4,357
------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class A and Class C shares (May 1, 2000 and May 23, 2000, respectively) through September 30, 2000.

(B)  Rounds to less than 1.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   RESTRICTED SECURITIES

Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of September 30, 2000, Bond Fund held restricted securities valued by the trustees of the Trust at $658,000 representing 2.85% of net assets. Acquisition date and cost of each are as follows:

--------------------------------------------------------------------------------
                                                       ACQUISITION
                                                           DATE         COST
--------------------------------------------------------------------------------
Mercantile Safe Deposit ............................      3/28/85   $   17,497
Central America, Series F ..........................      8/1/86       134,864
Central America, Series G ..........................      8/1/86       134,864
Central America, Series H ..........................      8/1/86       134,864
Republic of Honduras, Series C .....................      5/1/88       122,571
Republic of Honduras, Series D .....................      5/1/88       139,689
--------------------------------------------------------------------------------

The Bond Fund received these securities from the Western & Southern Life Insurance Company Separate Account A on October 4, 1994, in exchange for a proportionate interest in the Bond Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Bond Fund.

7.   FUND MERGERS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust approved an Agreement and Plan of Reorganization known as the Countrywide Investment Trust Agreement ("CIT Agreement") between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Countrywide Intermediate Bond Fund was merged into the Touchstone Bond Fund of the Series Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CIT Agreement described above, on May 1, 2000, the Bond Fund, formerly the Touchstone Bond Fund, acquired all of the assets and assumed liabilities of the Countrywide Intermediate Bond Fund of the Investment Trust, in an exchange for Class A shares of Bond Fund.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

-------------------------------------------------------------------------------------------------------
  Acquiring     Acquired        Value of     Number of     Unrealized     Realized Loss   Net Assets
    Fund          Fund         Net Assets  Shares Issued      Loss          Acquired         After
                                Acquired                                                  Acquisition
-------------------------------------------------------------------------------------------------------
  Bond Fund    Countrywide    $ 3,705,000     399,000     $  (154,000)    $  (822,000)   $ 22,917,000
               Intermediate
                Bond Fund
-------------------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Effective immediately after the close of business on December 31, 1998, certain related mutual funds (Select Advisors Trust C and Select Advisors Trust A) entered into a series of transactions which resulted in the Western & Southern Life Insurance Company, an affiliated entity, making an initial capital contribution to the Class C and Class Y shares of the Bond Fund. The following is a summary of unrealized appreciation acquired from Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

--------------------------------------------------------------------------------
  Touchstone Series
     Trust Fund            Unrealized            Class C            Class Y
   (Survivor Fund)        Appreciation        Shares Issued      Shares Issued
--------------------------------------------------------------------------------
        Bond                $ 21,000             113,000           1,000,000
--------------------------------------------------------------------------------

On April 28, 2000, all of Class Y shares outstanding of the Bond Fund were transferred into Class A shares of the Bond Fund. This transfer was a non-taxable event to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  U.S. TREASURY OBLIGATIONS-- 20.1%                                                      (000's)
----------------------------------------------------------------------------------------------------------
$   4,000  U.S. Treasury Notes, 5.750%, 11/15/00 .............................................   $   3,998
    2,000  U.S. Treasury Notes, 5.625%, 11/30/00 .............................................       1,998
    6,000  U.S. Treasury Notes, 7.750%, 2/15/01 ..............................................       6,027
    2,000  U.S. Treasury Notes, 6.375%, 3/31/01 ..............................................       1,999
    2,000  U.S. Treasury Notes, 8.000%, 5/15/01 ..............................................       2,014
---------                                                                                        ---------
$  16,000  TOTAL U.S. TREASURY OBLIGATIONS
=========  (Amortized Cost $16,036) ..........................................................   $  16,036
                                                                                                 ---------
----------------------------------------------------------------------------------------------------------

    FACE                                                                                          MARKET
   AMOUNT                                                                                          VALUE
  (000's)  REPURCHASE AGREEMENTS (NOTE A)-- 79.5%                                                 (000's)
----------------------------------------------------------------------------------------------------------
$  11,000  Morgan Stanley Dean Witter, Inc., 6.62%, dated 9/29/00, due 10/02/00, repurchase proceeds $11,006 (Collateralized by $11,000 GNMA 7.375%,
              01/20/25, fair value $11,161) ..................................................   $  11,000
   19,000  Prudential Securities, Inc., 6.55%, dated 9/29/00, due 10/02/00 repurchase proceeds $19,010 (Collateralized by $19,010 GNMA 6.50%,
              05/15/29, fair value $19,506) ..................................................      19,000
   16,000  Nesbitt Burns Securities, Inc., 6.50%, dated 9/29/00, due 10/02/00, repurchase proceeds $16,009 (Collateralized by $16,000 U.S. Treasury Notes 8.125%,
              08/15/19, fair value $16,314) ..................................................      16,000
    2,531  Nesbitt Burns Securities, Inc., 6.40%, dated 9/29/00, due 10/02/00, repurchase proceeds $2,532 (Collateralized by $2,531 U.S. Treasury Notes 6.375%,
              04/30/02, fair value $2,587) ...................................................       2,531
    7,000  Bank One N.A., 6.40%, dated 9/29/00, due 10/02/00,
              repurchase proceeds $7,004 (Collateralized by $7,000 U.S. Treasury Notes 5.75%,
              08/15/03, fair value $7,141) ...................................................       7,000
    8,000  Morgan Stanley Dean Witter, Inc., 6.47%, dated 9/19/00, due 10/03/00,
---------     repurchase proceeds $8,020 (Collateralized by $8,000 GNMA 7.00% - 8.00%,
              08/20/25 through 03/20/28, fair value $8,181) ..................................       8,000
                                                                                                 ---------
$  63,531  TOTAL REPURCHASE AGREEMENTS
=========     (Cost $63,531) .................................................................   $  63,531
                                                                                                 ---------

           TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 99.6% .....................   $  79,567
               (Amortized Cost $79,567)

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ......................................         303
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $  79,870
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       30

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 65.5%                                                          (000's)
----------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & Agency Obligations-- 55.8%
$     275  FNMA, 6.30%, 10/2/00 ..............................................................   $     275
      350  FNMA, 6.20%, 10/4/00 ..............................................................         350
      300  FNMA, 4.45%, 10/16/00 .............................................................         300
      200  FHLB, 5.30%, 10/16/00 .............................................................         200
    1,000  SLMA, 6.43%, 10/19/00 .............................................................       1,000
      110  FNMA, 6.35%, 10/20/00 .............................................................         110
      250  FHLMC, 6.30%, 10/20/00 ............................................................         250
      200  FHLB, 6.60%, 10/25/00 .............................................................         200
      600  TVA, 6.30%, 11/1/00 ...............................................................         600
    1,000  FNMA, 6.45%, 11/20/00 .............................................................         999
      485  FHLB, 6.55%, 11/24/00 .............................................................         484
    1,250  FHLB, 6.78%, 12/1/00 ..............................................................       1,246
    1,500  FHLMC, 5.99%, 12/6/00 .............................................................       1,499
    1,500  FNMA, 6.39%, 12/7/00 ..............................................................       1,498
      500  FHLB, 6.80%, 12/7/00 ..............................................................         499
    1,000  FHLB, 6.67%, 12/15/00 .............................................................         998
    2,500  FNMA, 6.40%, 12/18/00 .............................................................       2,508
      660  SLMA, 6.35%, 12/18/00 .............................................................         658
      650  FNMA, 5.55%, 1/17/01 ..............................................................         647
    1,950  FNMA, 6.38%, 1/23/01 ..............................................................       1,942
      250  FNMA, 6.68%, 1/24/01 ..............................................................         249
      300  PEFCO, 6.65%, 1/31/01 .............................................................         301
    2,400  FNMA, 6.40%, 2/2/01 ...............................................................       2,390
      500  FHLB, 6.90%, 2/13/01 ..............................................................         497
      340  FHLB, 6.50%, 2/15/01 ..............................................................         339
      500  FHLMC, 5.375%, 3/1/01 .............................................................         497
      750  FHLB, 6.75%, 3/2/01 ...............................................................         745
      500  SLMA, 6.66%, 8/9/01 ...............................................................         500
    1,000  FNMA, 6.60%, 3/15/01 ..............................................................         996
      250  FNMA, 6.90%, 4/3/01 ...............................................................         249
    1,000  FHLB, 6.60%, 4/17/01 ..............................................................         992
    1,000  FNMA, 6.85%, 4/23/01 ..............................................................         998
    2,000  FHLB, 6.57%, 4/26/01 ..............................................................       1,999
    2,000  FNMA, 6.58%, 5/10/01 ..............................................................       2,000
    1,000  SLMA, 6.68%, 7/26/01 ..............................................................       1,000
      500  SLMA FRN, 6.63%, 8/9/01 ...........................................................         500
---------                                                                                        ---------
$  32,570  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------  (Amortized Cost $32,511) ..........................................................   $  30,515
                                                                                                 ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       31

INSTITUTIONAL GOVERNMENT INCOME FUND
(CONTINUED)
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 65.5% (CONTINUED)                                              (000's)
----------------------------------------------------------------------------------------------------------

           VARIABLE RATE DEMAND NOTES (NOTE C)-- 9.7%
$   2,165  Jersey City, NJ, Redevelopment MFH Auth. Rev.,
              Ser. B, 11/15/05, Guarantor SLMA ...............................................   $   2,165
    2,500  Illinois Student Loan Assistance Commission, Student Loan Rev.,
              Ser. C, 6.10%, 12/1/22, Guarantor SLMA .........................................       2,500
    1,000  Milipitas, CA, MFH Rev., Crossing A-T.,
---------     8/15/23, Guarantor FNMA ........................................................       1,000
                                                                                                 ---------

$   5,665  TOTAL VARIABLE RATE DEMAND NOTES
---------  (Amortized Costs $5,665) ..........................................................   $   5,665
                                                                                                 ---------
           COMMERCIAL PAPER-- 0.3%
$   2,000  NEBHELP 10/11/00
---------  (Amortized cost $1,996) ...........................................................   $   1,996
                                                                                                 ---------

           TOTAL INVESTMENT SECURITIES
           (Amortized Cost $38,176) ..........................................................   $  38,176
                                                                                                 ---------

----------------------------------------------------------------------------------------------------------
    FACE                                                                                          MARKET
   VALUE                                                                                           VALUE
  (000's)  REPURCHASE AGREEMENTS (NOTE A)-- 33.6%                                                 (000's)
----------------------------------------------------------------------------------------------------------

$   6,000  Morgan Stanley Dean Witter, Inc. 6.48%, dated 9/19/00, due 10/03/00, repurchase proceeds $6,015 (Collateralized by $6,000 GNMA 6.00% - 8.00%,
              06/20/25 through 08/20/29, fair value $6,118) ..................................   $   6,000
    7,000  Morgan Stanley Dean Witter, Inc. 6.63%, dated 9/29/00, due10/02/00, repurchase proceeds $7,004 (Collateralized by $7,000 MCDB 99-08 6.125%,
              09/16/08, fair value $7,159) ...................................................       7,000
    1,593  Nesbitt Burns Securities, Inc., 6.40%, dated 9/29/00, due 10/02/00, repurchase proceeds $1,594(Collateralized by $1,593 U.S. Treasury Notes 5.625%,
              09/30/01, fair value $1,630) ...................................................       1,593
    5,000  Prudential Securities, Inc., 6.55%, dated 9/29/00, due 10/02/00,
---------     repurchase proceeds $5,003 (Collateralized by $5,003 GNMA 7.00%,
              08/15/23, fair value $5,129) ...................................................   $   5,000
                                                                                                 ---------

$  19,593  TOTAL REPURCHASE AGREEMENTS
=========  (Cost $19,593) ....................................................................   $  19,593
                                                                                                 ---------

           TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 99.1% .....................   $  57,769
           (Amortized cost $57,769)

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ......................................         537
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $  58,306
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       32

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
 ($000's)  INVESTMENT SECURITIES-- 99.1%                                                          ($000's)
----------------------------------------------------------------------------------------------------------
           VARIABLE RATE DEMAND NOTES (NOTE C)-- 74.1%
$   1,840  Denver, Ser. 2000, 6.72%, 05/17/01, guarantor Huntington Bank .....................   $   1,840
      665  HDR Power Systems, Inc. (Ohio Semitronics), 5.59%, 6/01/03, guarantor Bank One ....         665
      170  Geneva, NY, Housing Auth. (DePaul Comm.), Ser. B, 7.00%, 07/01/03, guarantor FHLB .         170
      890  Tell-Schipper Properties, 6.85%, 10/01/03, guarantor Bank One .....................         890
      245  Payne Co., OK,  EDA (Collegiate Housing Foundation), 7.10%, 06/01/04, guarantor
              First Union ....................................................................         245
    1,370  Nassau Co., NY, IDA Rev.(kiss NA:1 Products), 5.50%, 5/17/05, guarantor Key Bank ..       1,370
      610  Monroe Co., NY, IDR Ser. B (Rochester Inst.), 7.37%, 06/01/08, guarantor First Union        610
      700  Diamond Development Group, Inc., Ser. 1996, 5.62%, 9/01/08, guarantor Firth Third
              Bank ...........................................................................         700
      755  Vista Funding Corp., 5.54%, 9/01/11, guarantor Huntington Bank ....................         755
      350  Columbia Ridge Orchards, LLC, Ser. 1998, 6.70%, 06/01/13, guarantor US Bancorp ....         350
    1,763  Watts Brothers Frozen Foods, 6.70%, 07/01/13, guarantor US Bancorp ................       1,763
    1,605  Century Motors Acura (Elizabeth Connelley Trust), 6.75%, 09/01/15, guarantor Firstar      1,605
    1,430  Century Motors VW (Elizabeth Connelley Trust), 6.75%, 09/01/15, guarantor Firstar .       1,430
    1,000  Clinton Co., NY, IDR, (MMARS 2nd Prog-Bombardier) Series A, 6.70%, 12/01/10,
              guarantor HSBC .................................................................       1,000
      850  St. Louis Park, MN, Tax Increment Ser. B, 6.70%, 02/01/18, guarantor Wells Fargo ..         850
    1,975  Harris Co., TX , IDR (Parrot Ice Drink), 6.70%, 05/01/20, guarantor Bank One ......       1,975
    1,260  Employers Resource Associates, Inc., Ser. 2000, 6.75%, 09/01/20, guarantor Fifth
              Third Bank .....................................................................       1,260
      700  Washington State, MFA Rev., (Brittany Park Proj.) Ser. B, 6.70%, 11/01/21, US
              Bancorp ........................................................................         700
    2,500  Cuyahoga Co., OH, EDR (Gateway Arena Proj.), Ser. B, 6.75%, 06/01/22, guarantor
              First Union ....................................................................       2,500
    1,600  Westwood Baptist Church, OH, 5.49%, 5/01/24, guarantor Firstar ....................       1,600
      600  Los Angeles, CA, IDR (Apparel Production Services, Inc.), 6.80%, 07/01/25,
              guarantor Mellon Bank ..........................................................         600
    1,100  Waukesha, WI, Health Systems Rev., 5.45%, 8/15/26, guarantor Bank of America ......       1,100
      420  Ontario, CA, Rev. (Mission Oaks), 5.60%, 10/01/26, guarantor Calstrs ..............         420
      655  Washington State, MFA Rev.(Sherwood Springs) Ser. B, 6.70%, 09/01/27guarantor US
              Bancorp ........................................................................         655
    1,500  ABAG Fin. Auth. for Nonprofit Corp., CA, COP, Ser. D, 5.55%, 10/01/27, guarantor
              Banque PariBas .................................................................       1,500
    1,000  Lexington Financial Services, 6.60%, 12/01/28, guarantor LaSalle National Bank ....       1,000
      690  American Healthcare Funding, 6.60%, 03/01/29, guarantor LaSalle National Bank .....         690
      375  Associates Corp., NA, 5.96%, 5/15/37 ..............................................         372
      500  California Statewide Cmntys. Dev. Auth. Rev.(Park David) Ser. B, 5.50%, 5/01/29,
              guarantor FHLB .................................................................         500
    1,190  Washington State, HFA Rev. (Summer Ridge), 6.65%, 12/01/29, guarantor US Bancorp ..       1,190
      380  Bexar Co., Tx, HFA, MFA, Rev. (Mitchell Village), 6.75%, 02/15/30, guarantor FNMA .         380
      540  California Statewide Cmntys. Dev. Auth. Rev. (Cypress Villas), 6.75%, 05/15/33,
              guarantor FNMA .................................................................         540
      975  Corp Grove Management, LLC, Ser. 1998, 6.65%, 12/01/48, guarantor Huntington Bank .         975
---------                                                                                        ---------
$  31,828  TOTAL VARIABLE RATE DEMAND NOTES
---------  (Amortized Cost $31,828) ..........................................................   $  31,828
                                                                                                 ---------

           FIXED RATE REVENUE BONDS-- 23.1%
           CORPORATE NOTES-- 18.3%
$     190  Ford Motor Credit Co., 6.375%, 10/06/00 ...........................................   $     190
      100  Merrill Lynch & Co., 6.375%, 10/17/00 .............................................         100
      200  Firstar, 5.45%, 10/23/00 ..........................................................         200
      400  BP America, Inc., 9.375%, 11/01/00 ................................................         401
      225  Bear Stearns & Co., Inc., 6.25%, 12/1/00 ..........................................         225

                           TOUCHSTONE FAMILY OF FUNDS
                                       33

MONEY MARKET FUND (CONTINUED)
==========================================================================================================
    PAR                                                                                          MARKET
   VALUE                                                                                          VALUE
 ($000's)  INVESTMENT SECURITIES-- 99.1%                                                         ($000's)
----------------------------------------------------------------------------------------------------------
           FIXED RATE REVENUE BONDS-- 23.1% (CONTINUED)
           CORPORATE NOTES-- 18.3%
$     300  Daimler-Chrysler Finance, 6.12%, 12/04/00 .........................................   $     300
      255  American General Finance, 6.26%, 12/15/00 .........................................         255
      140  Southern California Edison, 5.875%, 01/15/01 ......................................         140
      255  Huntington Bancshares, 5.875%, 01/15/01 ...........................................         254
      335  Citicorp, 6.875%, 01/16/01 ........................................................         335
      150  Ford Motor Credit Co., 5.75%, 01/25/01 ............................................         149
      100  GTE, 5.625%, 02/01/01 .............................................................         100
      224  Wells Fargo Corporation, 5.625%, 02/05/01 .........................................         223
      200  Daimler-Chrysler Finance, 5.875%, 02/07/01 ........................................         199
      135  Bank of America, 6.70%, 02/13/01 ..................................................         136
      700  MBIA, 9.00%, 02/15/01 .............................................................         705
    1,000  Goldman Sachs, 6.20%, 02/15/01 ....................................................         997
      150  Wells Fargo Corporation, 6.20%, 02/15/01 ..........................................         149
      315  Bear Stearns & Co., Inc., 5.75%, 02/15/01 .........................................         313
      250  Citicorp, 5.625%, 02/15/01 ........................................................         248
      750  Bank of America, NA, 7.25%, 02/16/01 ..............................................         751
      525  New Jersey Sports & Exposition Authority, 7.00%, 03/01/01 .........................         525
      125  Household International, 6.45%, 03/15/01 ..........................................         125
      147  Bank of America, 5.75%, 03/15/01 ..................................................         146
      150  Wells Fargo Corporation, 10.875%, 04/15/01 ........................................         153
      100  Bear Sterns & Co. Inc., 6.75%, 05/01/01 ...........................................         100
      100  Duke Energy Corp., 5.875%, 06/01/01 ...............................................          99
---------                                                                                        ---------
$   7,896  TOTAL CORPORATE NOTES
---------  (Amortized Cost $7,890) ...........................................................   $   7,890
                                                                                                 ---------

           MUNICIPAL BONDS-- 4.8%
$   1,500  Lawrence Twp., IN, Metro School District GO, 7.50%, 12/29/00 ......................   $   1,501
      200  Jefferson Co., AL, Sewer Rev. Bond, 6.46%, 02/01/01 ...............................         200
      330  Hamilton, OH, Parking Garage Rev. BANS, Ser. 2000, 7.22%, 03/21/01 ................         330
                                                                                                 ---------
$   2,030  TOTAL MUNICIPAL OBLIGATIONS
---------  (Amortized Cost $2,031) ...........................................................   $   2,031
                                                                                                 ---------
           TOTAL FIXED RATE REVENUE BONDS
           (Amortized Cost $9,921) ...........................................................   $   9,921
                                                                                                 ---------

           COMMERCIAL PAPER-- 1.9%
$     800  Cooper Association of Tractor Dealers, 10/02/00, guarantor AmBac
---------  (Amortized Cost $800) .............................................................   $     800
                                                                                                 ---------

           TOTAL INVESTMENT SECURITIES-- 99.1%
           (Amortized Cost $42,549) ..........................................................   $  42,549

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ......................................         386
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $  42,935
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 98.0%                                                          (000's)
----------------------------------------------------------------------------------------------------------
           ASSET-BACKED SECURITIES-- 3.2%
$       6  Chase Manhattan Grantor Trust, Series 1996-A, Class A, 5.20%, 02/15/02 ............   $       6
      750  CNH Equipment Trust, Ser. 2000-B, Class A4, 0.00%, 09/15/07 .......................         741
---------                                                                                        ---------
$     756  TOTAL ASSET-BACKED SECURITIES
---------  (Amortized Cost $756) .............................................................   $     747
                                                                                                 ---------

           CORPORATE BONDS-- 31.6%
$     500  AT&T Corp., 6.00%, 03/15/09 .......................................................   $     450
       50  Berkley (W.R.) Corp., 9.88%, 05/15/08 .............................................          51
      250  Burlington Northern Santa Fe, 7.88%, 04/15/07 .....................................         257
      700  Coca-Cola Enterprises, 5.75%, 11/01/08 ............................................         633
      650  Columbia/HCA Health, 6.73%, 07/15/45 ..............................................         623
      500  Consumers Energy, Series B, 6.50%, 06/15/18 .......................................         480
      150  Deer & Co., 8.95%, 06/15/19 .......................................................         161
      500  Harris Corporation, 6.65%, 08/01/06 ...............................................         496
       66  Kaiser Found Hospital, 9.55%, 07/15/05 ............................................          73
       35  Kraft Inc., 8.50%, 02/15/17 .......................................................          36
      400  MCI WorldCom, 8.88%, 01/15/06 .....................................................         413
       17  Mercantile Safe Deposit (Note B), 12.12%, 01/02/01 ................................          17
      375  Navistar International, Series B, 7.00%, 02/01/03 .................................         358
      250  News America Holdings, 10.12%, 10/15/12 ...........................................         271
      750  Norfolk Southern, 7.35%, 05/15/07 .................................................         739
      750  Owens-Illinois, 7.15%, 05/15/05 ...................................................         639
    1,000  Raytheon, 5.70%, 11/01/03 .........................................................         960
      750  Safeco Capital, 8.07%, 07/15/37 ...................................................         636
---------                                                                                        ---------
$   7,693  TOTAL CORPORATE BONDS
---------  (Amortized Cost $7,687) ...........................................................   $  $7,293
                                                                                                 ---------

           U.S. GOVERNMENT AGENCY ISSUES-- 13.1%
$     115  Central America International Development, Series F (Note B), 10.00%, 12/01/11 ....   $     130
      115  Central America International Development, Series G (Note B), 10.00%, 12/01/11 ....         130
      115  Central America International Development, Series H (Note B), 10.00%, 12/01/11 ....         130
    2,500  Federal National Mortgage Association, 6.50%, 09/01/30 ............................       2,392
      100  Republic of Honduras International Development, Series C (Note B), 13.00%, 06/01/06         116
      100  Republic of Honduras International Development, Series D (Note B), 13.00%, 06/01/11         135
---------                                                                                        ---------
$   3,045  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------  (Amortized Cost $3,053) ...........................................................   $  $3,033
                                                                                                 ---------

                           TOUCHSTONE FAMILY OF FUNDS
                                       35

BOND FUND (CONTINUED)
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 98.0% (CONTINUED)                                              (000's)
----------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (NOTE D)-- 23.3%
$   1,471  FNMA #529271, 7.00%, 07/01/30 .....................................................   $   1,442
      936  FNMA #535149, 7.00%, 02/01/30 .....................................................         917
    1,803  FNMA #535290, 8.00%, 05/01/30 .....................................................       1,828
      158  GNMA #277667, 9.00%, 08/15/19 .....................................................         166
      998  GNMA #434792, 8.00%, 07/15/30 .....................................................       1,017
---------                                                                                        ---------
$   5,366  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------  (Amortized Cost $5,272) ...........................................................   $   5,370
                                                                                                 ---------

           U.S. TREASURY OBLIGATIONS-- 26.8%
$     850  U.S. Treasury Note, 6.75%, 05/15/05 ...............................................   $     881
    2,830  U.S. Treasury Note, 6.00%, 08/15/09 ...............................................       2,841
      930  U.S. Treasury Bond, 9.12%, 05/15/18 ...............................................       1,227
    1,200  U.S. Treasury Bond, 6.12%, 08/15/29 ...............................................       1,227
---------                                                                                        ---------
$   5,810  TOTAL U.S. TREASURY OBLIGATIONS
---------  (Amortized Cost $6,124) ...........................................................   $   6,176
                                                                                                 ---------

           TOTAL INVESTMENT SECURITIES-- 98.0%
           (Amortized Cost $22,892) ..........................................................   $  22,619

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.0% ......................................         459
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $  23,078
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 98.8%                                                          (000's)
----------------------------------------------------------------------------------------------------------
           CORPORATE BONDS-- 95.4%
$     200  Healthsouth Corp., 3.25%, 04/01/2003 ..............................................   $     167
      100  Armstrong Holdings, Inc., 6.35%, 08/15/2003 .......................................          90
      150  Gulf Canada Resources Ltd., 9.25%, 01/15/2004 .....................................         152
      100  Kaufman & Broad Home Corp., 7.75%, 10/15/2004 .....................................          95
      100  Tenet Healthcare Corp., 8.00%, 01/15/2005 .........................................          99
      100  American Standard, Inc., 7.375%, 04/15/2005 .......................................          96
      200  Tembec Finance Corp., 9.875%, 9/30/2005 ...........................................         203
      150  Csc Holding Inc, 9.25%, 11/1/2005 .................................................         151
      100  Be Aerospace, Inc., 9.875%, 02/01/2006 ............................................          98
      100  Collins & Aikman Products, 11.50%, 04/15/2006 .....................................          96
      100  Medpartners, Inc., 7.375%, 10/01/2006 .............................................          89
      200  Hs Resources, Inc., 9.25%, 11/15/2006 .............................................         200
       50  Newport News Ship Building, 9.25%, 12/1/2006 ......................................          50
      150  Mcleodusa, Inc., 10.50%, 03/01/2007 ...............................................         123
      200  Lyondell Chemical Co., 9.875%, 05/01/2007 .........................................         195
       60  Amphenol Corp., 9.875%, 5/15/2007 .................................................          61
       75  Young Broadcasting, Inc., 8.75%, 06/15/2007 .......................................          71
      200  Columbia/Hca Healthcare, 7.00%, 7/1/2007 ..........................................         185
      100  Nortek, Inc., 9.125%, 9/01/2007 ...................................................          95
      200  Sc Intl Svcs Inc, 9.25%, 9/1/2007 .................................................         195
      115  Omnicare, 5.0%, 12/01/2007 ........................................................          85
      100  American Lawyer Media, 9.75%, 12/15/2007 ..........................................          95
      100  Accuride Corp., 9.25%, 02/01/2008 .................................................          82
      150  Navistar International, 8.00%, 02/01/2008 .........................................         139
      100  Nuevo Energy Co., 9.50%, 06/01/2008 ...............................................         100
      150  American Communication Lines Llc, 10.25%, 06/30/2008 ..............................         128
      300  Hmh Properties, 7.875%, 08/01/2008 ................................................         276
      200  Felcor Lodging Lp, 9.50%, 9/15/2008 ...............................................         199
      125  Federal-Mogul Corp., 7.50%, 1/15/2009 .............................................          48
      100  Intergrated Elec Services, 9.375%, 2/01/2009 ......................................          90
      100  Willis Corroon Corp., 9.00%, 02/01/2009 ...........................................          92
      100  Rbf Finance Co, 11.375, 03/15/2009 ................................................         115
      100  California Steel Industry, 8.50%, 4/01/2009 .......................................          91
      200  Susquehanna Media Co., 8.50%, 8/15/2009 ...........................................         195
      100  Aes Corp., 9.50%, 06/01/2009 ......................................................         102
      100  Allied Waste North America, 10.00%, 08/01/2009 ....................................          87
      200  William Community, 10.875%, 10/01/2009 ............................................         183
      100  Primus Telecommunications Group, 12.75%, 10/15/2009 ...............................          52
      100  Adelphia Communications, 9.375%, 11/15/2009 .......................................          91
      350  Nextel Communications, 9.375%, 11/15/2009 .........................................         342
      100  Alliance Atlantis Comm, 13.00%, 12/15/2009 ........................................         104
      200  Charter Communications Holdings, 10.25%, 01/15/2010 ...............................         196

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

HIGH YIELD FUND (CONTINUED)
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 98.8% (Continued)                                              (000's)
----------------------------------------------------------------------------------------------------------
$     200  Level 3 Communications, 11.25%, 03/15/2010 ........................................   $     191
      100  Orion Power Holdings Inc., 12.0%, 5/10/2000 .......................................         107
      250  Lennar Corp, 9.95%, 5/01/2010 .....................................................         257
      200  Flextronica Intl, 9.875%, 7/01/2010 ...............................................         206
      200  Aes Drax Energy Ltd., 11.50%, 8/30/2010 ...........................................         212
      245  Ntl Communications, 11.875%, 10/01/2010 ...........................................         240
      210  Crown Castle Int Corp, 10.75%, 8/1/2011 ...........................................         216
      180  Husky Oil Ltd, 8.900%, 08/15/2028 .................................................         171
---------                                                                                        ---------
$   7,410  TOTAL CORPORATE BONDS
---------  (Amortized Cost $6,950) ...........................................................   $   7,003
                                                                                                 ---------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 3.4%
$     250  FHLB, 6.31%, 10/2/2000 (Amortized Cost $250) ......................................   $     250
---------                                                                                        ---------

           TOTAL INVESTMENT SECURITIES-- 98.8%
           (Amortized Cost $7,199) ...........................................................   $   7,253

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2% ......................................          86
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $   7,339
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       38

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
==========================================================================================================
    PAR                                                                                           MARKET
   VALUE                                                                                           VALUE
  (000's)  INVESTMENT SECURITIES-- 98.7%                                                          (000's)
----------------------------------------------------------------------------------------------------------
           U.S. TREASURY OBLIGATIONS-- 21.9%
$   2,000  U.S. Treasury Note, 7.50%, 11/15/01 ...............................................   $   2,026
    2,000  U.S. Treasury Note, 5.875%, 11/15/04 ..............................................       1,997
    1,000  U.S. Treasury Note, 6.00%, 08/15/09 ...............................................       1,005
    2,500  U.S. Treasury Bond, 7.50%, 11/15/16 ...............................................       2,851
---------                                                                                        ---------
$   7,500  TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $7,839) ...........................   $   7,879
---------                                                                                        ---------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS-- 50.3%
$     472  FNMA, 6.31%, 10/2/00 ..............................................................   $     472
    1,000  SLMA Medium Term Notes, 7.50%, 7/2/01 .............................................       1,006
    2,000  FHLB Medium Term Notes, 8.43%, 8/1/01 .............................................       2,029
    2,000  FNMA Notes, 7.550%, 4/22/02 .......................................................       2,028
    2,000  FNMA CB, 6.74%, 11/15/02 ..........................................................       1,989
    1,400  FNMA Notes, 7.56%, 1/24/06 ........................................................       1,352
    2,500  FNMA Notes, 6.21%, 1/26/06 ........................................................       2,411
    2,000  FNMA Notes, 7.550%, 2/3/06 ........................................................       1,918
    1,000  FHLMC Notes, 6.345%, 2/15/06 ......................................................         968
    2,000  FNMA Notes, 6.38%, 6/15/09 ........................................................       1,944
    2,000  FNMA Notes, 7.55%, 9/5/12 .........................................................       1,925
---------                                                                                        ---------
$  18,372  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $18,222) ...............   $  18,042
---------                                                                                        ---------

           MORTGAGE BACKED SECURITIES-- 26.5%
$   2,658  FNMA DUS #381464, 6.11%, 4/1/09 ...................................................   $   2,531
      961  GNMA 1995-6 Class B, 7.15%, 7/20/21 ...............................................         959
    1,667  GNMA #455136, 7.0%, 6/15/28 .......................................................       1,642
    1,789  FHLMC GOLD #C19286, 6%, 12/1/28 ...................................................       1,675
    2,790  GNMA #482725, 6/5%, 3/15/29 .......................................................       2,689
---------                                                                                        ---------
$   9,865  TOTAL MORTGAGE BACKED SECURITIES (Amortized Cost $9,837) ..........................   $   9,496
---------                                                                                        ---------

           TOTAL INVESTMENT SECURITIES-- 98.7%
           (Amortized Cost $35,898) ..........................................................   $  35,417

           OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.3% ......................................         479
                                                                                                 ---------

           NET ASSETS-- 100.0% ...............................................................   $  35,896
                                                                                                 =========

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000
================================================================================

A.   REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

B.   RESTRICTED SECURITIES

These restricted securities have no readily available market quotation. Their fair value is determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

C.   VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

D.   ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

Adjustable  rate  U.S.   Government   agency   mortgage-backed   securities  are
mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
SLMA - Student Loan Marketing Association
TVA - Tennessee Valley Authority

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Board of Trustees and Shareholders of the Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust (comprised of Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Bond Fund, High Yield Fund and Intermediate Term Government Income Fund) (the Funds) as of September 30, 2000, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended, and for the Bond Fund the related statements of operations, the statements of changes in net assets, and the financial highlights for the year ended December 31, 1999 and the period from January 1, 2000 to September 30, 2000, and for the High Yield Fund the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from May 1, 2000 to September 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets presented herein for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund for the year ended September 30, 1999 and the financial highlights presented herein for each of the four years ended September 30, 1999 for the Short Term Government Fund, Institutional Government Income Fund, and Intermediate Government Income Fund and the financial highlights presented herein for the Money Market Fund for the two years ended September 30, 1999, the one-month period ended September 30, 1997 and the year ended August 31, 1997 were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The statement of changes in net assets presented herein for the Bond Fund for the year ended December 31, 1998 and the financial highlights presented for each of the four years in the period ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion. The financial highlights for the Money Market Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
(CONTINUED)
================================================================================

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Investment Trust at September 30, 2000, and for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and Intermediate Term Government Income Fund the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, and for the Bond Fund the results of its operations, the changes in its net assets, and its financial highlights for the year ended December 31, 1999 and the period from January 1, 2000 to September 30, 2000, and for the High Yield Fund the results of its operations, the changes in its net assets, and its financial highlights for the period from May 1, 2000 to September 30, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Cincinnati, Ohio
November 17, 2000

                           TOUCHSTONE FAMILY OF FUNDS

[GRAPHIC OMITTED]

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                               ------------------
                                   PRESORTED
                                  FIRST CLASS
                               U.S. POSTAGE PAID
                               SOUTH SUBURBAN, IL
                                  PERMIT #3600
                               ------------------

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                                                                 Family of Funds